Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provincial Mining And Other Taxes [abstract]
Saskatchewan potash production tax	$ 190	$ 160
Saskatchewan resource surcharge and other	102	90
Total	292	250
Gain on curtailment of defined benefit pension and other post-retirement benefit plans	$ 0	$ (157)